Related Party Balances	3 Months Ended	12 Months Ended
	Apr. 30, 2014	Jan. 31, 2014
Related Party Balances [Text Block]
6.	Related Party Balances

At April 30, 2014, included in advances receivable is an amount of $50,000 (January 31, 2014: $50,000) paid to a director of the Company as an advance for expenses to be incurred on behalf of the Company in the January, 2015 fiscal year.

At April 30, 2014, included in accounts payable and accrued liabilities is $30,334 (January 31, 2014: $24,682) owing to directors and officers of the Company for reimbursable expenses and for unpaid directors fees. These amounts are unsecured, non-interest bearing with no specific terms of repayment.

At April 30, 2014, included in promissory notes payable is a $100,000 (January 31, 2014: $Nil) note payable to a director of the Company (Note 7(i)).

9.        Related Party Payables

At January 31, 2013, the Company had advances from shareholders in the amount of $13,916. All shareholder advances were unsecured and payable on demand. At January 31, 2014, all advances from shareholders had been repaid. The table below summarizes the balance and interest rate of each advance at January 31, 2014 and 2013:

January 31,	2014	2013

Advance, bearing interest at 19.50% per annum	$-	$9,603
Advance, non-interest bearing	-	4,313
	-	13,916
Less: current portion	-	(13,916)

	$-	$-

During the years ended January 31, 2014 and 2013, the Company incurred interest expense on the shareholder advances of $Nil and $1,309, respectively.

At January 31, 2014, included in advances receivable is an amount of $50,000 (2013:$Nil) paid to a director of the Company as an advance for expenses to be incurred on behalf of the Company in the January, 2015 fiscal year. At January 31, 2014, included in accounts payable and accrued liabilities is $24,682 (2013: $Nil) owing to directors and officers of the Company for reimbursable expenses and for unpaid directors fees. These amounts are unsecured, non-interest bearing with no specific terms of repayment.